SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Attributable to Parent [Abstract]
Authorized, Issued and Outstanding Share Capital
Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	June 30,
	2020 and
	December 31,	June 30,	December 31,
	2019	2020	2019
	Number of shares

Ordinary shares of par value NIS 3.0 each	10,000,000	4,380,268	4,380,268